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SEC FILE NUMBER 000-51107

CUSIP NUMBER 081524 20 9

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

(Check one):	[X] Form 10-K [ ] Form 20-F [ ] Form 11-K [ ] Form 10-Q [ ] Form 10-D [ ] Form N-SAR [ ] Form N-CSR

For Period Ended: September 30, 2006
[ ] Transition Report on Form 10-K
[ ] Transition Report on Form 20-F
[ ] Transition Report on Form 11-K
[ ] Transition Report on Form 10-Q
[ ] Transition Report on Form N-SAR
For the Transition Period Ended: Not Applicable

Read Instructions (on back page) Before Preparing Form. Please Print or Type. Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:
Not Applicable.

PART I - REGISTRANT INFORMATION

Benacquista Galleries, Inc.
Full Name of Registrant

Not Applicable.
Former Name if Applicable

6870 La Valle Plateada Rancho
Address of Principal Executive Office (Street and Number)

Santa Fe, California 92067
City, State and Zip Code

PART II - RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

[X]	(a)	The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense
[X]	(b)
The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III - NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

Benacquista Galleries, Inc. (the “Registrant”) is filing this Notification of Late Filing on Form 12b-25 with respect to the Registrant’s annual report on Form 10-KSB for the fiscal year ended September 30, 2006. The Registrant is unable to file its Form 10-KSB within the prescribed period without unreasonable effort or expense due to the Registrant’s determination, in consultation with its legal and financial advisors and independent registered accounting firm, to restate its historical financial statements for the fiscal year ended September 30, 2005 and each of the three month periods ended December 31, 2005, March 31, 2006 and June 30, 2006. The Registrant is working with its independent registered accounting firm to complete the restatement process but will not have it completed in time to finalize its annual report for the fiscal year ended September 30, 2006 within the prescribed filing period. The Registrant undertakes the responsibility to file such annual report not later than the fifteenth calendar day following the date on which the Form 10-KSB was originally due.

PART IV - OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification:

	James Price (Name)	858 (Area Code)	525-5695 (Telephone Number)

(2)
Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).

[X] Yes [ ] No

(3)
Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

[X] Yes [ ] No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

The Registrant expects its net loss to increase approximately $198,057, from a net loss of $251,943 for the fiscal year ended September 30, 2005 to a net loss of approximately $450,000 for the fiscal year ended September 30, 2006. This change is primarily attributable to an increase of approximately $520,000 in the Registrant’s general and administrative expenses, and is partially offset by an increase in gross profit and interest income and by a decrease in advertising expenses for the fiscal year ended September 30, 2006 as compared to the fiscal year ended September 30, 2005.

These figures are preliminary and, as such, are subject to further review and adjustment, the results of which could be significant and result in material changes to the Registrant’s financial statements for the period.

Benacquista Galleries, Inc.

(Name of Registrant as Specified in its Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: January 3, 2007
BENACQUISTA GALLERIES, INC.

By:	/s/ James Price
James Price
Chief Executive Officer